Employee Retirement Plans - Retirement and Tax Deferred Savings Plan (Details) - The Retirement and Tax-Deferred Savings Plan ("401(k) Plan") - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Retirement and Tax Deferred Savings Plan
Employer matching contributions (as a percent)	58.33%
Elective deferrals (as a percent)	6.00%
Employer contribution limit to 401(k) plan (as a percent)	3.50%
Expenses related to defined contributions made in common stock for 401(k) Plan	$ 28.6	$ 21.4	$ 48.5